New Standards and Interpretations Adopted in the Current Year (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Schedule of impact on Equity attributable to owners of Rio Tinto on the adoption of IFRS 9 and IFRS 15
The impact on Equity attributable to owners of Rio Tinto as at 1 January 2019 from the adoption of IFRS 16 and IFRIC 23 is as follows:

US$m
Equity attributable to owners of Rio Tinto at 31 December 2018	43,686
IFRS 16 net impact from recognising lease liabilities, right of use assets and other items after tax	(69)
IFRIC 23 recognition of provisions for uncertain tax positions on a weighted average basis	(44)
Restated equity attributable to owners of Rio Tinto as at 1 January 2019	43,573

Schedule of impact of transition to IFRS 9 on the Group’s opening retained earnings
The most significant differences between the Group’s undiscounted non-cancellable operating lease commitments of US$1,717 million at 31 December 2018 and lease liabilities upon transition of US$1,292 million are set out below:

US$m
Operating lease commitments reported as at 31 December 2018 under IAS 17	1,717
Exclude/deduct
Leases expiring in 12 months or fewer	(130)
Committed leases not commenced (undiscounted)	(133)
Components excluded from the lease liability (undiscounted)	(169)
Include/add
Cost of reasonably certain extensions (undiscounted)	324
Other	103
Sub total	1,712
Effect of discounting on payments included in the calculation of the lease liability (excluding finance lease balances)	(420)
Lease liability opening balance reported as at 1 January 2019 under IFRS 16	1,292